Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss for the year	$ (34,240)	$ (10,678)
Adjustments for the following items:
Depletion and amortization	13,338	10,572
Income tax expense	1,958	260
Accretion and decommissioning costs	210	196
Share-based payments	3,721	2,097
Unrealized loss (gain) on non-current assets	(17)	21
Provision on other long-term liabilities	50	9
Deferred costs on convertible loans	745	335
Deferred costs on convertible debenture	62
Sandstorm deferred revenue	25,000
Non-cash transaction costs	899
Cash received from alternative minimum tax credits	344
Cash received from (payments to) bond on decommissioning costs	485	(370)
Net charges on post-employment benefit obligations	170	107
Loss (gain) on derivative instruments	3,982	(147)
Gain on derivative warranty liability	(46)	(590)
Write-down of assets		3,806
Contingency on value added taxes		1,012
Total adjustments	16,661	6,630
Changes in non-cash working capital items:
Trade and other receivables	2,443	(1,081)
Inventories	(362)	1,230
Prepaid expenses	(58)	(378)
Trade and other payables	(4,541)	2,237
Net cash generated from operating activities	14,143	8,638
Investing activities
Expenditures on property, plant and equipment	(11,554)	(14,893)
Development costs on Relief Canyon Mine	(22,775)
Cash received from joint venture agreement	15,000
San Felipe property option payments	(2,250)	(2,033)
Investment in convertible loan receivable	(800)	(1,892)
Cash from acquisition of Pershing Gold Corporation	241
Net cash used in investing activities	(22,138)	(18,818)
Financing activities
Repayments to Glencore pre-payment facility	(5,508)	(3,890)
Payments to lease liabilities	(284)
Financing from convertible loan payable		4,296
Financing from convertible debenture	10,000
Share issuance from private placement	9,609
Share issuance from subscription agreement	7,371
Proceeds from exercise of options and warrants	3,188	3,859
Net cash generated from financing activities	24,376	4,265
Effect of foreign exchange rate changes on cash	153	54
Increase (decrease) in cash and cash equivalents	16,534	(5,861)
Cash and cash equivalents, beginning of year	3,464	9,325
Cash and cash equivalents, end of year	19,998	3,464
Interest paid during the year	$ 1,148	$ 1,082